Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 5,263	$ 5,688
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	4,894	5,216
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	334	399
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 35	$ 73